Common Stock	12 Months Ended
Jul. 31, 2012
CommonStockAbstract
Note 7. Common Stock

In May 1, 2011 the Company sold 6,500,000 shares of common stock for $650 to the Founder of the Company.

On June 28, 2011 the Company sold 3,500,000 shares of common stock for $35,000 to private investors.